Recurring Fair Value Measurements - Summary of quantitative information regarding Level 3 fair value measurements inputs as their measurement dates (Detail) - Fair Value, Inputs, Level 3 [Member]		Sep. 30, 2023 $ / shares yr	Dec. 31, 2022 $ / shares yr
Ordinary share stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		10.46	9.94
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		11.5	11.5
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		3.5	31	[1]
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr		5.53	5.75
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		4.6	3.98
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0	0
Probability of completing Business Combination
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	[2]	11	9	[3]

[1]	As of December 31, 2022 volatility is probability adjusted.
[2]	Estimates of 11% and 9% based on public trading of rights for special purpose acquisition companies and their implied business combination probabilities as of September 30, 2023 and December 31, 2022, respectively.
[3]	Estimate based on public trading of rights for SPACs and their implied business combination probabilities as of December 31, 2022. Includes SPACs with completion deadlines similar to the Company’s deadline that have not announced a pending initial business combination.